Principal Life Insurance Company 711 High Street, Des Moines, IA 50392 515 247 5111 tel

February 26, 2021

Via EDGAR

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street, NE
Washington D.C. 20549

RE:    Principal Life Insurance Company
    Separate Account B
    Principal® Lifetime Income Solutions II Variable Annuity
    Post-Effective Amendment No. 7 to Registration Statement on Form N-4
    File No.: 811-02091, 333-213890

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933, as amended, the Registrant is filing the Amendment for the Contract with the Securities and Exchange Commission (the "Commission").

The Registrant will update various information in a subsequent filing pursuant to Rule 485(b) under the 1933 Act, including, for example, underlying fund performance numbers, underwriter's commissions and underlying fund expenses.

The Amendment contains a facing sheet, a Prospectus, a Statement of Additional Information, Part C (including a Form of Updating Summary Prospectus), and a signature page.

Pursuant to Division of Investment Management Guidance No. 2018-02 (June 2018), the Registrant will file separate correspondence requesting relief to allow the Amendment to be considered the template for certain variable product disclosure changes intended to comply with the Commission's recent amendments to Form N-4. Such changes will be incorporated into replicate filings submitted pursuant to Rule 485(b) under the 1933 Act for certain other variable life insurance policies of the Registrant.

Please call me at 515-362-2384 if you have any questions.

Sincerely,

/s/ Doug Hodgson

Doug Hodgson
Counsel, Registrant